Insurance Contract Liabilities - Schedule of Insurance Expenses Incurred (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance Contract Liabilities [Abstract]
Medicines	S/ 298,195	S/ 263,613	S/ 195,114
Room service for inpatients	35,243	36,196	116,171
Medical consultation fees	70,351	88,966	34,483
Auxiliary services and clinical laboratory	122,878	114,042	26,434
Surgery fees	22,666	25,165	66,341
Insurance contracts	4,775	5,604	3,279
Insurance expenses	S/ 554,108	S/ 533,586	S/ 441,822